UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.4%**

	Shares	Value
CONSUMER DISCRETIONARY — 8.0%
Bassett Furniture Industries	654	$16,350
Cambium Learning Group *	43,063	510,728
Carter’s	3,394	355,793
Century Casinos *	14,273	116,325
Collectors Universe	2,066	27,891
Columbia Sportswear	4,141	360,185
Dana	18,535	395,723
Denny’s *	19,700	286,635
Escalade	3,188	42,719
Five Below *	4,828	469,088
Golden Entertainment *	2,752	85,670
Grand Canyon Education *	3,270	381,053
Hooker Furniture	928	41,806
Johnson Outdoors, Cl A	776	62,911
K12 *	8,423	137,800
Lifetime Brands	10,298	125,121
Marriott Vacations Worldwide	2,736	325,885
Penske Automotive Group	7,418	387,220
Speedway Motorsports	20,953	369,819
Stars Group *	10,806	370,645
Superior Group of	11,551	242,109
Tenneco	8,452	389,637
Texas Roadhouse, Cl A	5,359	336,760
Unifi *	1,761	53,129
Visteon *	2,753	322,321
World Wrestling Entertainment, Cl A	8,559	677,102

		6,890,425

CONSUMER STAPLES — 3.0%
Adecoagro *	11,082	93,089
Casey’s General Stores	3,462	378,674
Darling Ingredients *	20,083	403,467
Flowers Foods	14,989	305,776
Inter Parfums	4,298	258,740
Nu Skin Enterprises, Cl A	4,669	340,136
Oil-Dri Corp of America	8,573	363,152
Pingtan Marine Enterprise	47,320	133,442

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
CONSUMER STAPLES — continued
Vector Group	17,368	$320,440

		2,596,916

ENERGY — 0.9%
Advantage Oil & Gas *	27,607	96,625
Era Group *	7,453	105,311
Hallador Energy	14,879	104,302
Isramco *	1,172	138,295
NACCO Industries, Cl A	1,325	43,725
Natural Gas Services Group *	4,883	107,914
RigNet *	10,806	132,914

		729,086

FINANCIALS — 25.6%
ACNB	1,040	35,672
American National Bankshares	2,968	119,610
Apollo Investment	17,168	102,150
Artisan Partners Asset Management, Cl A	10,621	365,893
Associated Banc-Corp	12,845	346,815
Assurant	3,707	408,882
Assured Guaranty	9,321	362,773
Banc of California	18,107	362,140
BankUnited	8,455	328,561
Bankwell Financial Group	703	22,848
Banner	5,658	356,284
BGC Partners, Cl A	25,422	273,032
BlackRock Capital Investment	23,452	141,416
Blue Hills Bancorp	506	11,081
BOK Financial	3,678	357,980
Bryn Mawr Bank	731	35,709
Cambridge Bancorp	943	84,823
Capital City Bank Group	1,596	38,655
Cathay General Bancorp	8,546	355,428
Central Valley Community Bancorp	6,480	139,255
Century Bancorp, Cl A	275	21,271
Charter Financial	7,218	163,055
Chemung Financial	1,624	73,015
CNO Financial Group	34,084	693,610
Codorus Valley Bancorp	4,286	133,852

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Columbia Banking System	8,274	$338,655
Community Bankers Trust *	1,143	10,859
Community Trust Bancorp	1,108	54,098
ConnectOne Bancorp	13,017	322,822
Donegal Group, Cl A	4,873	71,195
Dynex Capital REIT	1,769	11,764
EMC Insurance Group	3,198	85,610
Employers Holdings	761	35,348
Enterprise Bancorp	3,975	151,010
Enterprise Financial Services	299	16,819
Evans Bancorp	922	43,196
Evercore, Cl A	3,318	374,934
Farmers National Banc	5,271	84,204
FCB Financial Holdings, Cl A *	5,812	296,412
Federated Investors, Cl B	13,397	324,207
Fidelity D&D Bancorp	196	12,338
Financial Institutions	3,854	122,172
First Bancshares	313	12,066
First Bank	1,430	20,235
First Busey	2,035	64,550
First Citizens BancShares, Cl A	862	350,679
First Commonwealth Financial	22,322	376,572
First Community Bancshares	3,389	110,244
First Defiance Financial	2,854	91,785
First Financial Bancorp	11,085	336,430
First Financial Northwest	578	10,207
First Mid-Illinois Bancshares	281	11,327
FirstCash	3,879	314,975
Flagstar Bancorp *	10,125	344,755
Fulton Financial	19,965	346,393
Gladstone Investment	955	10,792
Great Southern Bancorp	1,953	115,325
Hallmark Financial Services *	3,704	39,114
Hancock Whitney	14,259	716,516
Hanover Insurance Group	2,886	361,962
Heritage Commerce	1,874	28,541
Hilltop Holdings	15,697	326,498

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Hingham Institution for Savings	367	$81,133
Home Bancorp	3,079	140,372
Home BancShares	14,585	338,226
HomeTrust Bancshares *	4,951	144,074
Hope Bancorp	19,385	325,280
Howard Bancorp *	644	10,368
IBERIABANK	4,517	375,363
Independent Bank	5,689	139,381
International. FCStone *	618	33,119
Investar Holding	1,223	32,776
Investors Bancorp	25,309	316,869
Jefferies Financial Group	15,456	374,808
Ladenburg Thalmann Financial Services	3,254	11,031
Lazard, Cl A	7,053	382,978
LCNB	544	10,118
LPL Financial Holdings	5,349	354,585
Mercantile Bank	3,302	117,287
Mercury General	7,544	387,988
Meridian Bancorp	2,716	49,703
MidWestOne Financial Group	2,320	74,611
MVB Financial	1,546	25,509
MVC Capital	12,255	114,952
Oaktree Specialty Lending	24,368	119,647
Oaktree Strategic Income	14,159	120,352
Old Line Bancshares	372	12,752
Old Republic International	17,721	377,635
Old Second Bancorp	1,516	23,498
Orrstown Financial Services	1,050	27,615
Oxford Square Capital	16,317	115,851
Parke Bancorp	486	11,470
Peapack Gladstone Financial	1,075	35,346
PennantPark Investment	17,356	131,385
Penns Woods Bancorp	251	11,446
Premier Financial Bancorp	6,674	126,873
ProAssurance	9,735	402,056
Prosperity Bancshares	4,707	330,196
QCR Holdings	3,183	138,301

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
FINANCIALS — continued
Republic Bancorp, Cl A	2,178	$104,261
Riverview Bancorp	2,110	19,201
Santander Consumer USA Holdings	18,048	347,243
Selective Insurance Group	6,229	372,494
Sierra Bancorp	4,161	122,916
Solar Capital	3,095	65,871
Solar Senior Capital	3,731	62,495
Southern First Bancshares *	483	21,228
Southern Missouri Bancorp	2,856	113,212
Sterling Bancorp	14,125	313,575
Summit Financial Group	2,104	53,862
Synovus Financial	6,567	324,541
Territorial Bancorp	4,157	126,789
Texas Pacific Land Trust	489	361,899
Third Point Reinsurance *	766	9,652
THL Credit	8,503	67,769
TPG Specialty Lending	3,127	61,012
TriCo Bancshares	1,418	55,047
United Community Banks	11,298	339,279
United Community Financial	11,785	123,153
United Financial Bancorp	2,038	35,685
Unity Bancorp	2,380	58,072
Waterstone Financial	2,673	45,441
Weingarten Realty Investors REIT	12,284	371,222
West Bancorporation	5,009	124,223
Western Alliance Bancorp *	6,100	345,992
Western New England Bancorp	1,038	11,262
Wintrust Financial	3,980	349,165

		21,909,934

HEALTH CARE — 1.8%
Bruker	12,906	418,155
ICON *	2,846	396,049
National HealthCare	4,331	312,179
National Research, Cl A	778	29,525
Taro Pharmaceutical Industries *	3,290	369,335

		1,525,243

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS — 22.7%
ABM Industries	11,110	$346,632
Air Lease, Cl A	8,163	358,845
Aircastle	18,463	382,738
Alamo Group	478	44,454
Allied Motion Technologies	6,467	296,706
Applied Industrial Technologies	10,545	787,185
ARC Document Solutions *	9,707	25,044
Armstrong World Industries *	5,962	404,820
ASGN *	4,707	425,042
Barnes Group	6,303	427,660
CBIZ *	7,193	158,246
China Yuchai International	17,296	345,228
Civeo *	45,443	173,138
Copa Holdings, Cl A	3,846	374,370
Covanta Holding	22,770	409,860
Crane	4,702	425,860
Curtiss-Wright	3,172	421,971
Deluxe	4,954	291,939
EMCOR Group	9,438	726,254
Forward Air	6,307	403,017
Generac Holdings *	7,570	406,889
Genesee & Wyoming, Cl A *	4,760	409,359
GP Strategies *	5,544	104,782
Graham	4,294	114,349
Heartland Express	19,243	369,273
Heidrick & Struggles International	1,107	45,276
Heritage-Crystal Clean *	2,604	62,756
Herman Miller	10,841	410,332
Hillenbrand	7,862	394,672
Hyster-Yale Materials Handling	305	20,057
ICF International	7,315	538,749
Interface, Cl A	15,579	348,970
ITT	7,284	412,784
Kadant	471	45,499
Kforce	1,259	47,590
Kimball International, Cl B	17,391	280,865
Kirby *	3,963	330,712

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
INDUSTRIALS — continued
Landstar System	3,321	$369,129
Lawson Products *	11,606	313,942
LB Foster, Cl A *	3,233	79,370
Lincoln Electric Holdings	4,305	404,412
LSI Industries	7,952	38,885
Lydall *	2,800	129,920
ManpowerGroup	4,342	404,935
Marten Transport	17,368	379,491
McGrath RentCorp	9,003	534,598
Miller Industries	3,065	79,843
Mistras Group *	2,141	45,047
MSA Safety	3,854	388,792
Mueller Water Products, Cl A	31,453	388,445
NL Industries *	24,704	211,219
Orion Group Holdings *	5,463	50,096
Powell Industries	1,813	66,446
Preformed Line Products	3,883	340,927
Quanta Services *	10,375	353,476
Resources Connection	7,794	123,925
Rexnord *	12,197	368,837
Ryder System	5,092	398,704
SP Plus *	3,704	144,456
Standex International	1,822	188,850
TriMas *	1,279	37,858
Trinity Industries	10,945	417,005
Universal Forest Products	9,925	365,637
Vectrus *	1,010	31,724
VSE	1,944	83,786
WABCO Holdings *	3,252	408,711
Werner Enterprises	9,983	371,867
WESCO International *	6,502	396,622

		19,488,878

INFORMATION TECHNOLOGY — 13.2%
Alpha & Omega Semiconductor *	4,512	60,280
Aspen Technology *	3,952	378,562
AudioCodes	53,871	525,780
Benchmark Electronics	12,634	305,743

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
INFORMATION TECHNOLOGY — continued
Blackbaud	3,385	$337,857
CACI International, Cl A *	2,126	372,475
Celestica *	8,404	99,251
Dun & Bradstreet	2,978	374,900
EPAM Systems *	2,945	383,468
ePlus *	1,046	103,188
Euronet Worldwide *	4,325	397,642
EVERTEC	16,978	395,587
Fair Isaac *	1,911	384,990
Gilat Satellite Networks *	47,877	411,742
Hackett Group	20,893	376,701
Hollysys Automation Technologies	2,020	46,864
InterXion Holding *	5,237	339,777
Itron *	6,162	377,114
j2 Global	4,232	359,043
Jabil	12,754	359,280
Logitech International	8,474	371,585
Magic Software Enterprises	46,041	393,652
ManTech International, Cl A	6,411	383,698
Monolithic Power Systems	2,858	379,200
Monotype Imaging Holdings	15,796	326,187
National Instruments	8,678	380,183
Net 1 UEPS Technologies *	18,931	176,816
Orbotech *	6,025	387,046
PRGX Global *	13,504	122,211
QAD, Cl A	2,789	138,892
Quarterhill	61,229	66,740
Ribbon Communications *	13,062	88,626
Rimini Street *	19,941	139,587
Sapiens International	8,970	92,570
ScanSource *	2,093	86,336
SPS Commerce *	4,905	420,800
TechTarget *	28,184	800,989
TTEC Holdings	2,456	78,960
Vishay Precision Group *	3,092	123,371

		11,347,693

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
MATERIALS — 3.7%
Boise Cascade	8,203	$354,780
Cabot	6,152	406,647
Chase	419	51,747
Eagle Materials	3,469	344,645
Fortuna Silver Mines *	7,347	40,188
Hawkins	2,665	99,405
Innophos Holdings	1,221	55,165
Innospec	4,736	383,379
Neenah	309	27,130
Orion Engineered Carbons	12,205	400,324
Resolute Forest Products *	4,328	43,929
Sierra Metals *	149,958	397,389
Stepan	4,743	415,392
Taseko Mines *	67,144	60,597
Tredegar	4,580	119,309

		3,200,026

REAL ESTATE — 6.6%
Cedar Realty Trust REIT	9,652	45,944
CoreCivic REIT	15,872	406,958
Education Realty Trust REIT *	10,104	417,900
EPR Properties REIT	6,134	407,850
FRP Holdings *	3,645	236,925
GEO Group REIT	14,212	367,807
Healthcare Trust of America, Cl A REIT	13,428	366,853
Kite Realty Group Trust REIT	21,988	370,938
Monmouth Real Estate Investment REIT	21,668	361,206
Outfront Media REIT	18,205	386,856
Physicians Realty Trust REIT	22,694	357,657
Ramco-Gershenson Properties Trust REIT	28,367	373,026
Retail Opportunity Investments REIT	19,688	372,300
Retail Properties of America, Cl A REIT	28,924	362,996
Rexford Industrial Realty REIT	11,110	340,410
Ryman Hospitality Properties REIT	4,473	380,250
Urstadt Biddle Properties, Cl A REIT	3,057	68,049

		5,623,925

TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems	13,540	341,885

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

COMMON STOCK (continued)

	Shares	Value
UTILITIES — 3.5%
Black Hills	5,993	$359,400
California Water Service Group	8,585	352,844
Hawaiian Electric Industries	9,807	344,912
New Jersey Resources	8,173	378,001
NorthWestern	6,168	365,948
PNM Resources	8,695	342,148
Portland General Electric	8,034	364,422
South Jersey Industries	11,048	374,859
TransAlta	17,092	96,570

		2,979,104

TOTAL COMMON STOCK (Cost $70,748,544)		76,633,115

REGISTERED INVESTMENT COMPANY — 0.0%

TriplePoint Venture Growth BDC	1,972	26,938

TOTAL REGISTERED INVESTMENT COMPANY (Cost $24,702)		26,938

TOTAL INVESTMENTS — 89.4% (Cost $70,773,246)		$76,660,053

A list of the open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
NASDAQ 100 Index E-MINI	12	Sep-2018	$1,676,060	$1,738,740	$62,680
S&P 500 Index E-MINI	10	Sep-2018	1,405,933	1,408,550	2,617

			$3,081,993	$3,147,290	$65,297

Percentages are based on Net Assets of $85,703,538.
*	Non-income producing security.
**	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI SMALL CAP HEDGED
EQUITY FUND
JULY 31, 2018 (Unaudited)

BDC — Business Development Company

Cl — Class

NASDAQ — National Association of Securities Dealers and Automated Quotations

REIT — Real Estate Investment Trust

S&P — Standard & Poors

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
July 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

A list of the open futures contracts held by the Fund at July 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
3 Month Euribor	(142)	Mar-2019	$(41,616,543)	$(41,627,961)	$(7,569)
90-Day Euro$	(800)	Mar-2019	(194,426,150)	(194,340,000)	86,150
Amsterdam Index	(7)	Aug-2018	(913,586)	(934,938)	(17,450)
AUDUSD Currency	(70)	Sep-2018	(5,174,610)	(5,207,300)	(32,690)
Australian 10-Year Bond	19	Sep-2018	1,818,877	1,823,912	377
British Pound	(88)	Sep-2018	(7,254,113)	(7,232,500)	21,613
CAC40 10 Euro Index	59	Aug-2018	3,745,848	3,801,422	44,894
CAD Currency	(73)	Sep-2018	(5,546,235)	(5,620,635)	(74,400)
Canadian 10-Year Bond	(23)	Sep-2018	(2,389,613)	(2,382,834)	21,746
Dax Index	13	Sep-2018	4,720,279	4,869,984	125,170
Euro	(51)	Sep-2018	(7,474,119)	(7,482,656)	(8,538)
Euro Stoxx 50	(61)	Sep-2018	(2,452,492)	(2,514,383)	(61,001)
Euro-BTP	40	Sep-2018	5,951,362	5,954,302	(34,083)
Euro-Bund	58	Sep-2018	10,980,018	10,958,675	(53,399)
Euro-OAT	2	Sep-2018	360,158	359,527	(631)
FTSE 100 Index	40	Sep-2018	3,997,094	4,044,206	56,671
FTSE MIB Index	11	Sep-2018	1,415,277	1,426,869	15,348
Hang Seng Index	41	Aug-2018	7,572,422	7,425,294	(146,370)
IBEX	16	Aug-2018	1,810,329	1,847,864	29,780
Japanese 10-Year Bond	(4)	Sep-2018	(5,415,071)	(5,390,690)	(4,187)
Japanese Yen	(52)	Sep-2018	(5,838,556)	(5,830,500)	8,056
KOSPI 200 Index	133	Sep-2018	9,073,376	8,856,065	(153,658)
Long Gilt 10-Year Bond	(33)	Sep-2018	(5,344,934)	(5,313,750)	21,529
NASDAQ 100 Index E-MINI	(3)	Sep-2018	(438,630)	(434,685)	3,945
Nikkei 225 Index	3	Sep-2018	606,819	603,676	(538)
S&P 500 Index E-MINI	(18)	Sep-2018	(2,532,000)	(2,535,390)	(3,390)
S&P TSX 60 Index	(26)	Sep-2018	(3,781,319)	(3,913,841)	(65,778)
SPI 200 Index	(15)	Sep-2018	(1,719,878)	(1,732,368)	(7,803)
U.S. 10-Year Treasury Note	238	Sep-2018	28,568,891	28,422,406	(146,484)
U.S. Long Treasury Bond	(34)	Sep-2018	(4,874,750)	(4,860,938)	13,813

			$(216,571,849)	$(216,961,167)	$(368,877)

Percentages are based on Net Assets of $33,824,541.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
July 31, 2018 (Unaudited)

AUD — Australian Dollar

CAD — Canadian Dollar

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

KOSPI — Korea Composite Stock Price Index

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poors

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *

Unrealized Appreciation	$449,092	$—	$—	$449,092

Unrealized Depreciation	$(817,969)	$—	$—	$(817,969)

Total Other Financial Instruments	$(368,877)	$—	$—	$(368,877)

For the period ended July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018